May 8, 2012

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5642

jkwilson@foley.com

CLIENT/MATTER NUMBER

065215-0184

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Tyco Flow Control International Ltd.—

Registration Statement on Form S-4

Ladies and Gentlemen:

For the purpose of registering under the Securities Exchange Act of 1933, as amended (the “Securities Act”), common shares par value, CHF 0.50 per share (the “Shares”), of Tyco Flow Control International Ltd., a corporation limited by shares (Aktiengesellschaft) organized under the laws of Switzerland (the “Company”), transmitted herewith is the above-referenced Registration Statement, with exhibits, relating to the proposed issuance of the Shares in connection with the merger of Panthro Merger Sub, Inc., a Minnesota corporation and a wholly owned, indirect subsidiary of the Company, with and into Pentair, Inc., a Minnesota corporation (“Pentair”).

Pursuant to Rule 14a-6(j) of Regulation 14A promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and General Instruction E of Form S-4 promulgated under the Securities Act, this filing shall also be deemed to constitute the filing of preliminary proxy materials for purposes of Section 14(a) of the Exchange Act for Pentair (File No. 000-04689). Following the effectiveness of the Company’s Registration Statement on Form S-4, the proxy Statement/prospectus included therein will also constitute the proxy statement for a special meeting of shareholders of Pentair expected to be held in 2012.

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

May 8, 2012

Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5642 or Jason M. Hille at (414) 319-7336.

Very truly yours,

/s/ John K. Wilson

John K. Wilson

Enclosure

cc: Pentair, Inc. Working Group

      Tyco International Ltd. Working Group